UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				 New York, NY	    May 15, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  120,380 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ALLIANCE ONE INTL INC. CMN     COM	   018772103 2975        774805	SH	 Sole		        774805
AMAZON.COM INC CMN	       PUT	   023135106 2570	  35000	SH  PUT	 Sole		         35000
BARRICK GOLD CORPORATION CMN   COM	   067901108 1475	  45500	SH	 Sole			 45500
BLACKROCK FLOATING RATE INCOME COM	   09255Y108 743	  92738	SH	 Sole			 92738
BLACKROCK FLOATING RATE INCOME COM	   09255X100 1725	 192564	SH	 Sole			192564
CAMECO CORPORATION CMN	       COM	   13321L108 1056	  61500	SH	 Sole			 61500
CAREER EDUCATION CORP CMN      PUT	   141665109 599	  25000	SH  PUT	 Sole			 25000
CENTRAL FD CDA LTD CL-A MUTUAL COM	   153501101 656	  55000	SH	 Sole			 55000
COCA-COLA ENTERPRISES INC CMN  COM	   191219104 165	  12500	SH	 Sole			 12500
CONSOL ENERGY INC. CMN	       COM	   20854P109 315	  12500	SH	 Sole			 12500
CORINTHIAN COLLEGES INC CMN    PUT	   218868107 389	  20000	SH  PUT	 Sole			 20000
CROWN HOLDINGS INC CMN	       COM	   228368106 2671	 117500	SH	 Sole			117500
CVR ENERGY, INC. CMN	       COM	   12662P108 1344	 242606	SH	 Sole			242606
DIANA SHIPPING INC CMN	       COM	   Y2066G104 613	  52000	SH	 Sole			 52000
DISH NETWORK CORPORATION CMN   COM	   25470M109 528	  47500	SH	 Sole			 47500
DOMTAR CORP CMN		       COM	   257559104 3085	3247260	SH	 Sole		       3247260
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 4686	 292500	SH	 Sole			292500
GENERAL MOLY, INC. CMN	       COM	   370373102 194	 183260	SH	 Sole			183260
GLOBAL CASH ACCESS HLDGS, INC. COM	   378967103 518	 135589	SH	 Sole			135589
GRAHAM CORP (DEL) CMN	       COM	   384556106 220	  24513	SH	 Sole			 24513
INGLES MARKETS INC CL-A CMN    COM	   457030104 1069	  71632	SH	 Sole			 71632
ISHARES BARCLAYS 20+ YEAR      PUT	   464287432 338	   3200	SH  PUT	 Sole			  3200
ISHARES SILVER TRUST ETF       CALL	   46428Q109 98		   7700	SH  CALL Sole			  7700
ISHARES SILVER TRUST ETF       ETF	   46428Q109 256	  20000	SH	 Sole			 20000
ISHARES TR - IBOXX $ HIGH      ETF	   464288513 3723	  54915	SH	 Sole			 54915
KRAFT FOODS INC CMN CLASS A    CALL	   50075N104 3344	 150000	SH  CALL Sole			150000
LAS VEGAS SANDS CORP. CMN      COM	   517834107 113	  37500	SH	 Sole			 37500
MARKET VECTORS ETF TRUST GOLD  CALL	   57060U100 1092	  29600	SH  CALL Sole			 29600
MARKET VECTORS ETF TRUST GOLD  ETF	   57060U100 1272	  34500	SH	 Sole			 34500
METHANEX CORPORATION CMN       COM	   59151K108 2226	 285000	SH	 Sole			285000
NABORS INDUSTRIES, INC. 0.94%  CNV	   629568AP1 1775	2000000	PRN	 Sole		       2000000
NALCO HOLDING COMPANY CMN      COM	   62985Q101 353	  27000	SH	 Sole			 27000
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 129	 165112	SH	 Sole			165112
OIL SERVICE HOLDRS TRUST CMN   CALL	   678002106 14471	 195000	SH  CALL Sole			195000
OIL SERVICE HOLDRS TRUST CMN   ETF	   678002106 779	  10500	SH	 Sole			 10500
OMNOVA SOLUTIONS INC CMN       COM	   682129101 630	 362205	SH	 Sole			362205
OWENS-ILLINOIS INC CMN	       CALL	   690768403 1227	  85000	SH  CALL Sole			 85000
OWENS-ILLINOIS INC CMN	       COM	   690768403 3466	 240000	SH	 Sole			240000
PEABODY ENERGY CORPORATION     CNV	   704549AG9 718	1015000	PRN	 Sole		       1015000
PEABODY ENERGY CORPORATION     COM	   704549104 150	   6000	SH	 Sole		     	  6000
PETROLEO BRASILEIRO S.A.       CALL	   71654V408 1219	  40000	SH  CALL Sole			 40000
PETROLEO BRASILEIRO S.A. SPON  COM	   71654V101 392	  16000	SH	 Sole			 16000
PIMCO FLOATING RATE INCOME FD  COM	   72201H108 357	  65704	SH	 Sole			 65704
PIMCO FLOATING RATE STRATEGY   COM	   72201J104 1024	 219316	SH	 Sole			219316
POWERSHARES DB AGRICULTURE     CALL	   73936B408 4531	 185000	SH  CALL Sole			185000
POWERSHARES DB AGRICULTURE     ETF	   73936B408 3475	 141900	SH	 Sole			141900
SEACOR HOLDINGS INC. 2.875%    CNV	   811904AJ0 2623	2750000	PRN	 Sole		       2750000
SEACOR HOLDINGS INC. CMN       COM	   811904101 5394	  92500	SH	 Sole			 92500
SPDR GOLD TRUST ETF	       CALL	   78463V107 8125	  90000	SH  CALL Sole			 90000
SPDR GOLD TRUST ETF	       ETF	   78463V107 5868	  65000	SH	 Sole			 65000
SPDR KBW REGIONAL BANKING ETF  PUT	   78464A698 2883	 150000	SH  PUT	 Sole			150000
SPDR SERIES TRUST BARCLAYS CAP ETF	   78464A417 1104	  37500	SH	 Sole			 37500
STEWART ENTERPRISES INC 3.375% CNV	   860370AK1 1846	3500000	PRN	 Sole		       3500000
STEWART ENTERPRISES INC CLASS  COM	   860370105 702	 216600	SH	 Sole			216600
SUNCOR ENERGY INC. CMN	       CALL	   867229106 2665	 120000	SH  CALL Sole			120000
SUNCOR ENERGY INC. CMN	       COM	   867229106 244	  11000	SH	 Sole			 11000
TERRA INDUSTRIES INC CMN       COM	   880915103 211	   7500	SH	 Sole			  7500
TITAN INTERNATIONAL INC (NEW)  COM	   88830M102 3083	 612953	SH	 Sole			612953
TRANSOCEAN LTD. 1.50           CNV	   893830AW9 1669	2000000	PRN	 Sole		       2000000
UNITED STATES NATURALGAS FD    CALL	   912318102 1444	  95000	SH  CALL Sole			 95000
UNITED STATES STEEL CORP CMN   CALL	   912909108 317	  15000	SH  CALL Sole			 15000
UNIVERSAL CORPORATION CMN      COM	   913456109 5348	 178754	SH	 Sole			178754
VALERO ENERGY CORPORATION      CALL	   91913Y100 537	  30000	SH  CALL Sole			 30000
WAL MART STORES INC CMN	       CALL	   931142103 1563	  30000	SH  CALL Sole			 30000